BNY Mellon Strategic Funds, Inc.

-BNY Mellon Global Stock Fund

-BNY Mellon International Stock Fund

-BNY Mellon Select Managers Small Cap Value Fund

-BNY Mellon U.S. Equity Fund (the "Funds”)

Incorporated herein by reference is are revised versions of the above-referenced Funds’ prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 25, 2020 (SEC Accession No. 0000737520-20-000013).